Property and equipment, net - Schedule of property and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property and equipment, net
Less: Accumulated depreciation and impairment	¥ (7,441)	$ (1,019)	¥ (12,596)
Total property and equipment, net	4,573	626	1,433
Computer equipment and servers
Property and equipment, net
Property and equipment, gross	5,559	762	5,491
Office furniture and equipment
Property and equipment, net
Property and equipment, gross	4,067	556	4,242
Leasehold improvements
Property and equipment, net
Property and equipment, gross	¥ 2,388	$ 327	4,211
Construction in progress
Property and equipment, net
Property and equipment, gross			¥ 85